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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 21771

YIELDQUEST FUNDS TRUST

(Exact name of registrant as specified in charter)

3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30309

  (Address of principal executive offices)                                      (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 1(877) 497-3634

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

YIELDQUEST FUND TRUST: CORE EQUITY FUND								Item 1
Investment Company Act file number: 811- 21771								Exhibit A1
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Mgt
D.R. Horton, INC.	DHI	23331A109	1/26/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVE STOCK INCENTIVE PLAN	Issuer	Y	For	For
				APPROVE AMENDMENT TO INCREASE AUTHORIZED SHARES OF COMMON STOCK.	Issuer	Y	For	For
				TO APPROVE A SHAREHOLDER PROPOSAL CONCERNING AN ENERGY EFFICIENCY ASSESSMENT.	Shareholder	Y	Against	For
				TO CONDUCT OTHER BUSINESS PROPERLY BROUGHT BEFORE THE MEETING.	Issuer	Y	For	For
Toll Brothers, INC.	TOL	889478103	3/14/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO APPROVE ERNST & YOUNG AS ACCOUNTANT.	Issuer	Y	For	For
Central Securities Corp.	CET	155123102	3/8/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF KPMG AS ACCOUNTANT.	Issuer	Y	For	For
Novartis AG	NVS US	66987V109	2/28/2006	APPROVAL OF ANNUAL REPORT AND FINANCIAL STATEMENTS	Issuer	Y	For	For
				APPROVAL OF ACTIVITIES OF BOARD	Issuer	Y	For	For
				APPROPRIATION OF AVAILABLE EARNINGS AS PER BALANCE SHEET AND DECLARATION OF DIVIDEND	Issuer	Y	For	For
				REDUCTION OF SHARE CAPITAL	Issuer	Y	For	For
				AMENDMENT TO ARTICLES OF INCORPORATION	Issuer	Y	For	For
				RE-ELECTION OF DATAR TO 3-YR TERM	Issuer	Y	For	For
				RE-ELECTION OF GEORGE TO 3-YR TERM	Issuer	Y	For	For
				RE-ELECTION OF WIEDEKING TO 3-YR TERM	Issuer	Y	For	For
				RE-ELECTION OF ZINKERNAGEL TO 3-YR TERM	Issuer	Y	For	For
				RE-ELECTION OF PLANTA TO 3-YR TERM	Issuer	Y	For	For
				APPOINTMENT OF AUDITORS AND THE GROUP AUDITORS	Issuer	Y	For	For
Tyco International, LTD.	TYC	902124106	1/9/2006	SET THE MAXIMUM NUMBER OF DIRECTORS AT 12	Issuer	Y	For	For
				DIRECTOR ELECTION	Issuer	Y	For	For
				RE-APPOINTMNET OF DELOITTE & TOUCHE AS AUDITORS AND AUTHORIZATION FOR AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET THE AUDITOR'S REMUNERATION.	Issuer	Y	For	For
John Hancock Tax Advantaged Dividend Income Fund	JHI	410142103	3/22/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS, LLC AS ACCOUNTANT.	Issuer	Y	For	For
Tri-Continental Corp.	TY	895436103	5/4/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS AUDITORS.	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL REQUESTING ADOPTIONS OF CUMULATIVE VOTING FOR DIRECTORS.	Shareholder	Y	Against	For
John Hancock Patriot Select Dividend Trust	DIV	41013U102	3/22/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS, LLC AS ACCOUNTANT.	Issuer	Y	For	For
Morgan Stanley	MS	617446448	4/4/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE AS INDEPENDENT AUDITORS	Issuer	Y	For	For
				TO AMEND THE CERTIFICATE OF INCORPORATION TO ACCELERATE THE DECLASSIFICATION OF THE BOARD OF DIRECTORS	Issuer	Y	For	For
				TO AMEND THE CERTIFICATE OF INCORPORATION TO ELIMINATE THE PROVISION REQUIRING PLURALITY VOTING FOR DIRECTORS	Issuer	Y	For	For
				TO AMEND THE CERTIFICATE OF INCORPORATION TO ELIMINATE CERTAIN SUPERMAJORITY VOTE REQUIREMENTS	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL REGARDING DIRECTOR ELECTIONS	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL TO ADOPT SIMPLE MAJORITY VOTE	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL REGARDING FUTURE SEVERANCE AGREEMENTS WITH SENIOR EXECUTIVES	Shareholder	Y	Against	For
Calamos Stragegic Total Return Fund	CSQ	128125101	3/30/2006	DIRECTOR ELECTION	Issuer	Y	For	For
GOLDMAN SACHS GROUP INC	GS	38141G104	3/31/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF AMMENDMENT TO THE GS RESTRICTED PARTNER COMPENSATION PLAN.	Issuer	Y	For	For
				RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITORS	Issuer	Y	For	For
NABORS INDUSTRIES LTD	NBR	2963372	3/30/2006	RESTATE BYE-LAWS TO INCREASE TOTAL NUMBER OF SHARES OF COMMON STOCK	Issuer	Y	For	For
BOSTON SCIENTIFIC CORP	BSX	101137107	3/31/2006	TO ADOPT AMENDMENT TO COMPANY'S SECOND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK	Issuer	Y	For	For
				TO APPROVE OF ISSUANCE OF SHARES OF COMON STOCK OF COMPANY TO SHAREHOLDERS OF GUIDANT PURSUANT TO TERMS OF MERGER AGREEMENT	Issuer	Y	For	For
ADAMS EXPRESS COMPANY	ADX	006212104	3/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				SELECTION OF PRICEWATERHOUSECOOPERS AS INDEPENDENT PUBLIC AUDITORS	Issuer	Y	For	For
NEW YORK TIMES CO -CL A	NYT	650111107	4/18/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF DELOITTE & TOUCHE AS AUDITORS	Issuer	Y	For	For
FIFTH THIRD BANCORP	FITB	316773100	3/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO ELIMINATE THE SUPER-MAJORITY VOTING PROVISIONS	Issuer	Y	For	For
				PROPOSAL TO PROVIDE FOR ANNUAL ELECTION OF ALL DIRECTORS	Issuer	Y	For	For
				PROPOSAL TO ADOPT THE AMENDED AND RESTATED STOCK PURCHASE PLAND AND THE ISSUANCE OF UP TO AN ADITIONAL 1,500,000 SHARES OF COMMON STOCK THEREUNDER	Issuer	Y	For	For
				PROPOSAL TO APPROVE THE APPOINT OF DELOITTE & TOUCHE AS INDEPENDENT REGISTERED PUBLIC ACCOUNT FOR THE FIRM FOR 2006	Issuer	Y	For	For
PPG INDUSTRIES INC	PPG	693506107	3/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO APPROVE THE PPG OMNIBUS INCENTIVE PLAN	Issuer	Y	For	For
				PROPOSAL TO ENDORSE THE APPOINT OF DELOITTE & TOUCHE AS INDEPENDENT REGISTERED PUBLIC ACCOUNT FOR THE FIRM FOR 2006	Issuer	Y	For	For
SCHLUMBERGER LTD	SLB	806857108	4/12/2006	DIRECTOR ELECTION	Issuer	N
				ADOPTION AND SPPROVAL OF FINANCIALS OF DIVIDENDS	Issuer	N
				ADOPTION OF AMENDMENT TO THE ARTICLES OF INCORPORATION	Issuer	N
				APPROVAL OF AMENDMENT AND RESTATEMENT OF THE SCHLUMBERGER 2005 STOCK OPTION PLAN	Issuer	N
				APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	N
SUNAMERICA FOCUSED ALPHA GR	FGF	867037103	4/19/2006	DIRECTOR ELECTION	Issuer	N
EMPRESA BRASILIERA DE AE-ADR	ERJ	29081M102	3/31/2006

APPOINTMENT OF THE COMPANIES RESPONSIBLE FOR THE PREPARATION OF THE VALUATION REPORTS OF THE COMPANY AND OF RIO HAN TO WIT: I) VALUATION OF THE SHAREHOLDER'S EQUITY VALUE; II) VALUATION BASED ON THE COMPANY'S AND RIO HAN'S RESPECTIVE SHAREHOLDERS' EQUITY; AND III) ECONOMIC AND FINANCIAL ANALYSIS, IN ORDER TO DETERMINE THE EXCHANGE RATIO BETWEEN THE SHARES AND ADS

					Issuer	N
				APPROVAL OF THE VALUATION REPORTS PREPARED BY THE COMPANIES REFERRED TO IN ITEM 1 ABOVE.	Issuer	N

APPROVAL OF THE PROTOCOL AND JUSTIFICATION OF MERGER OF EMBRAER WITH AND INTO RIO HAN AND ALL EXHIBITS THERETO ("MERGER AGREEMENT"), WHICH WAS PREPARED AS SET FORTH IN ARTICLES 224 AND 225 OF LAW NO. 6,404/76 AND OF INSTRUCTION CVM NO. 319/99 AND WHICH CONTAINS ALL TERMS, CONDITIONS AND INFORMATION NECESSARY TO THE UNDERSTANDING OF THE PROPOSED MERGER.

					Issuer	N
				APPROVAL OF THE MERGER OF THE COMPANY WITH AND INTO RIO HAN, PURSUANT TO THE TERMS OF THE PROTOCOL AND OTHER RELATED DOCUMENTS.	Issuer	N
TEXAS INSTRUMENTS INC	TXN	882508104	4/20/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG AS INDEPENDENT REGISTER PUBLIC ACCOUNTANT FOR 2006	Issuer	Y	For	For
Cohen & Steers Dividend Majors Fund Inc	DVM	19248G106	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
Liberty All Star Growth Fund Inc	ASG	529900102	4/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
Cohen & Steers REIT and Utility Income Fund Inc	RTU	19247Y108	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
Petroleo Brasileiro SA	PBR	71654V408	4/3/2006	APPROVAL OF THE MANAGEMENT REPORT, FINANCIAL STATEMENTS AND AUDIT COMMITTEE'S OPINION FOR THE FISCAL YEAR 2005	Issuer	Y	For	For
				APPROVAL OF THE CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR 2006	Issuer	Y	For	For
				APPROVAL OF THE DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR 2005	Issuer	Y	For	For
				APPROVAL OF THE ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS	Issuer	Y	For	For
				APPROVAL OF THE ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS	Issuer	Y	For	For
				APPROVAL OF THE ELECTION OF MEMBERS OF THE FISCAL COUNCIL AND THEIR RESPECTIVE SUBSTITUTES	Issuer	Y	For	For

APPROVAL OF THE ESTABLISHMENT OF THE MANAGEMENT COMPENSATION, AS WELL AS THEIR PARTICIPATION IN THE PROFITS PURSUANT TO ARTICLES 41 AND 56 OF THE COMPANY'S BYLAWS, AS WELL OF MEMBERS OF THE FISCAL COUNCIL.

					Issuer	Y	For	For

APPROVAL OF THE INCREASE IN THE CAPITAL STOCK THROUGH THE INCORPORATION OF PART OF THE REVENUE RESERVES CONSTITUTED IN PREVIOUS FISCAL YEARS AMOUNTING TO R$ 15.352 MILLION, INCREASING THE CAPITAL STOCK FROM R$ 32,896 MILLION TO R$ 48.248 MILLION WITHOUT ANY CHANGE TO THE NUMBER OF ISSUED SHARES PURSUANT TO ARTICLE 40, ITEM III OF THE COMPANY'S BYLAWS.

					Issuer	Y	For	For
INTL BUSINESS MACHINES CORP	IBM	459200101	4/25/2006	DIRECTOR ELECTION	Issuer	N
				RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	N
				STOCKHOLDER PROPOSAL ON: CUMULATIVE VOTING	Issuer	N
				STOCKHOLDER PROPOSAL ON: PENSION AND RETIREMENT MEDICAL	Issuer	N
				STOCKHOLDER PROPOSAL ON: EXECUTIVE COMPENSATION	Issuer	N
				STOCKHOLDER PROPOSAL ON: DISCLOSURE OF EXECUTIVE COMPENSATION	Issuer	N
				STOCKHOLDER PROPOSAL ON: OFFSHORING	Issuer	N
				STOCKHOLDER PROPOSAL ON: CHINA BUSINESS PRINCIPLES	Issuer	N
				STOCKHOLDER PROPOSAL ON: POLITICAL CONTRIBUTIONS	Issuer	N
				STOCKHOLDER PROPOSAL ON: MAJORITY VOTING FOR DIRECTORS	Issuer	N
				STOCKHOLDER PROPOSAL ON: SIMPLE MAJORITY VOTE	Issuer	N
APPLE COMPUTER INC	AAPL	037833100	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR FISCAL YEAR 2006	Issuer	Y	For	For
				TO CONSIDER SHAREHOLDER PROPOSAL IF PROPERLY PRESENTED AT THE MEETING	Shareholder	Y	Against	For
GENERAL ELECTRIC CO	GE	369604103	4/26/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF SELECTION OF INDEPENDENT AUDITOR	Issuer	Y	For	For
				CUMULATIVE VOTING	Shareholder	Y	Against	For
				CURB OVER-EXTENDED DIRECTORS	Shareholder	Y	Against	For
				ONE DIRECTOR FROM THE RANKS OF RETIREES	Shareholder	Y	Against	For
				INDEPENDENT BOARD CHAIRMAN	Shareholder	Y	Against	For
				DIRECTOR ELECTION MAJORITY VOTE STANDARD	Shareholder	Y	Against	For
				REPORT ON GLOBAL WARMING SCIENCE	Shareholder	Y	Against	For
LOCKHEED MARTIN CORP	LMT	539830109	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS	Issuer	Y	For	For
				MANAGEMENT PROPOSAL-ADOPTION OF PERFORMANCE GOALS WITHIN THE 2006 MANAGEMENT INCENTIVE COMPENSATION PLAN	Issuer	Y	For	For
				MANAGEMENT PROPOSAL-APPROVAL OF AMENDMENT AND RESTATEMENT OF THE CHARTER	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL BY EVELYN Y. DAVIS	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL BY JOHN CHEVEDDEN	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL BY THE SISTERS OF ST. FRANCIS OF PHILADELPHIA AND OTHER GROUPS	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL BY THE SISTERS OF MERCY AND OTHER GROUPS	Shareholder	Y	Against	For
HONEYWELL INTERNATIONAL INC	HON	438516106	4/24/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF INDEPENDENT ACCOUNTANTS	Issuer	Y	For	For
				2006 STOCK INCENTIVE PLAN	Issuer	Y	For	For
				2006 STOCK PLAN FOR NON-EMPLOYEE DIRECTORS	Issuer	Y	For	For
				MAJORITY VOTE	Shareholder	Y	Against	For
				DIRECTOR COMPENSATION	Shareholder	Y	Against	For
				RECOUP UNEARNED MANAGEMENT BONUSES	Shareholder	Y	Against	For
				ONONDAGA LAKE ENVIRONMENTAL POLLUTION	Shareholder	Y	Against	For
				SEPARATE VOTE ON GOLDEN PAYMENTS	Shareholder	Y	Against	For
ANHEUSER-BUSCH COS INC.	BUD	035229103	4/26/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				AMENDMENT OF THE RESTATED CERTIFICATE OF INCORPORATION	Issuer	Y	For	For
				APPROVAL OF 2006 RESTRICTED STOCK PLAN FOR NON-EMPLOYEE DIRECTORS	Issuer	Y	For	For
				APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Y	For	For
BOULDER TOTAL RETURN FUND	BTF	101541100	4/24/2006	DIRECTOR ELECTION	Issuer	Y	For	For

AMENDMENTS TO THE FUND'S CHARTER (THE "CHARTER") WHICH WILL REPEAL IN THEIR ENTIRETY ALL OF THE CURRENTLY EXISTING TERMS OF THE FUND'S TAXABLE AUCTION MARKET PREFERRED STOCK AND SUBSTITUTE IN LIEU THEREOF THE NEW TERMS SET FORTH IN THE FORM OF ARTICLES OF AMENDMENT.

					Issuer	Y	For	For
				AN AMENDMENT TO THE CHARTER TO PROVIDE THAT THE NUMBER OF DIRECTORS OF THE FUND SHALL BE FIVE, SUBJECT TO THE PROVISIONS OF ANY CLASS OR SERIES OF PREFERRED STOCK.	Issuer	Y	For	For
BARCLAYS PLC-SPONS ADR	BCS	06738E204	4/27/2006	TO RECEIVE THE DIRECTORS' AND AUDITORS' REPORTS AND THE AUDITED ACCOUNTS FOR THE YEAR ENDED 31ST DECEMBER 2005.	Issuer	Y	For	For
				TO APPROVE THE REPORT ON REMUNERATION FOR THE YEAR ENDED 31ST DECEMBER 2005.	Issuer	Y	For	For
				DIRECTOR ELECTION	Issuer	Y	For	For
				TO REAPPOINT PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE COMPANY.	Issuer	Y	For	For
				TO AUTHORISE THE DIRECTORS TO SET THE REMUNERATION OF THE AUDITORS.	Issuer	Y	For	For
				TO AUTHORISE THE COMPANY TO MAKE EU POLITICAL DONATIONS.	Issuer	Y	For	For
				TO RENEW THE AUTHORITY GIVEN TO BARCLAYS BANK PLC TO MAKE EU POLITICAL DONATIONS.	Issuer	Y	For	For
				TO RENEW THE AUTHORITY GIVEN TO THE DIRECTORS TO ALLOT SECURITIES.	Issuer	Y	For	For
				TO RENEW THE AUTHORITY GIVEN TO THE DIRECTORS TO ALLOT SECURITIES FOR CASH OTHER THAN ON A PRO-RATA BASIS TO SHAREHOLDERS AND TO SELL TREASURY SHARES.	Issuer	Y	For	For
				TO RENEW THE COMPANY'S AUTHORITY TO PURCHASE ITS OWN SHARES.	Issuer	Y	For	For
HANOVER COMPRESSOR CO	HC	410768105	5/11/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF REAPPOINTMENT OF PRICEWATERHOUSECOOPERS LLP	Issuer	Y	For	For
				APPROVAL OF THE HANOVER COMPRESSOR COMPANY 2006 STOCK INCENTIVE PLAN	Issuer	Y	For	For
ENCANA CORP	ECA	292505104	4/26/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPOINTMENT OF AUDITORS - PRICEWATERHOUSECOOPERS LLP AT A REMUNERATION TO BE FIXED BY THE BOARD OF DIRECTORS.	Issuer	Y	For	For
LUBRIZOL CORP	LZ	549271104	4/24/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				CONFIRMATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANT	Issuer	Y	For	For
ROWAN COMPANIES INC	RDC	779382100	4/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				THE RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2006.	Issuer	Y	For	For
BAKER HUGHES INC	BHI	057224107	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF DELOITTE & TOUCHE AS THE COMPANY'S INDEPENDENT AUDITOR FOR FISCAL YEAR 2006.	Issuer	Y	For	For
				PROPOSAL TO APPROVE PERFORMANCE CRITERIA FOR AWARDS UNDER THE ANNUAL INCENTIVE COMPENSATION PLAN.	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL NO. 1 REGARDING VOTING UNDER THE COMPANY'S DELAWARE CHARTER.	Shareholder	Y	Against	For
LIBERTY ALL STAR EQUITY FUND	USA	530158104	4/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
DEFINED STRATEGY FUND INC	DSF	24476Y100	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
FIRST TRUST VALUE LINE 100	FVL	33735D104	4/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
NOBLE CORP	NE	2891718 US	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR 2006.	Issuer	Y	For	For
				MEMBER (SHAREHOLDER) PROPOSAL TO SEPARATE THE POSITIONS OF CHAIRMAN/CHIEF EXECUTIVE OFFICER.	Shareholder	Y	Against	For
METLIFE INC	MET	59156R108	4/25/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2006	Issuer	Y	For	For
GETTY IMAGES INC	GYI	374276103	5/2/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
SPRINT NEXTEL CORP	S	852061100	4/18/2006	Director Election	Issuer	Y	For	For
				To ratify appointment of KPGM LLP as independent registered public accounting firm.	Issuer	Y	For	For
				Shareholder Proposal concerning majority voting	Shareholder	Y	Against	For
				Shareholder proposal concerning cumulative voting	Shareholder	Y	Against	For
SMITH INTERNATIONAL INC	SII	832110100	4/25/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF EXECUTIVE OFFICER ANNUAL INCENTIVE PLAN	Issuer	Y	For	For
				RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Y	For	For
USEC INC	USU	90333E108	4/25/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS USEC'S INDEPENDENT AUDITORS FOR 2006.	Issuer	Y	For	For
BANK OF AMERICA CORP	BAC	060505104	4/26/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.	Issuer	Y	For	For
				ADOPT AN AMENDMENT TO THE 2003 KEY ASSOCIATE STOCK PLAN.	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL- POLITICAL CONTRIBUTIONS	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL- MAJORITY VOTING IN DIRECTOR ELECTIONS	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL- INDEPENDENT BOARD CHAIRMAN	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL- EQUAL EMPLOYMENT OPPORTUNITY POLICY	Shareholder	Y	Against	For
CHEVRON CORP	CVX	166764100	4/26/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Y	For	For
				AMEND COMPANY BY-LAWS TO INCLUDE PROPONENT REIMBURSEMENT	Shareholder	Y	Against	For
				REPORT ON OIL & GAS DRILLING IN PROTECTED AREAS	Shareholder	Y	Against	For
				REPORT ON POLITICAL CONTRIBUTIONS	Shareholder	Y	Against	For
				ADOPT AN ANIMAL WELFARE POLICY	Shareholder	Y	Against	For
				REPORT ON HUMAN RIGHTS	Shareholder	Y	Against	For
				REPORT ON ECUADOR	Shareholder	Y	Against	For
WYETH	WYE	983024100	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFY INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Y	For	For
				ADOPT NON-EMPLOYEE DIRECTOR STOCK INCENTIVE PLAN	Issuer	Y	For	For
				IMITING SUPPLY OF PRESCRIPTION DRUGS IN CANADA	Shareholder	Y	Against	For
				DISCLOSURE OF POLITICAL CONTRIBUTIONS	Shareholder	Y	Against	For
				DISCLOSURE OF ANIMAL WELFARE POLICY	Shareholder	Y	Against	For
				ELECTION OF DIRECTORS BY MAJORITY VOTE	Shareholder	Y	Against	For
				SEPARATING ROLES OF CHAIRMAN & CEO	Shareholder	Y	Against	For
				ADOPTION OF SIMPLE MAJORITY VOTE	Shareholder	Y	Against	For
ALTRIA GROUP INC	MO	02209S103	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL 1 - REQUESTING INDEPENDENT BOARD CHAIRMAN	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL 2 - REQUESTING COMMITMENT TO GLOBAL HUMAN RIGHTS STANDARDS	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL 3 - SEEKING TO ADDRESS HEALTH HAZARDS FOR AFRICAN AMERICANS ASSOCIATED WITH SMOKING MENTHOL CIGARETTES	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL 4 - SEEKING TO EXTEND NEW YORK FIRE-SAFE PRODUCTS GLOBALLY	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL 5 - REQUESTING ADOPTION OF ANIMAL WELFARE POLICY	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL 6 - REQUESTING SUPPORT FOR LAWS AT ALL LEVELS COMBATING USE OF TOBACCO	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL 7 - SEEKING TO FACILITATE MEDICAL EFFORTS TO DISSUADE SECONDHAND SMOKE	Shareholder	Y	Against	For
JOHNSON & JOHNSON	JNJ	478160104	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF AMENDMENTS TO THE RESTATED CERTIFICATE OF INCORPORATION	Issuer	Y	For	For
				RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Y	For	For
				PROPOSAL ON CHARITABLE CONTRIBUTIONS	Shareholder	Y	Against	For
				PROPOSAL ON MAJORITY VOTING REQUIREMENTS FOR DIRECTOR NOMINEES	Shareholder	Y	Against	For
XL CAPITAL LTD -CLASS A	XL	G98255105	4/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, NEW YORK, NEW YORK TO ACT AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
				IN THEIR DISCRETION, UPON OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS THEREOF.	Issuer	Y	For	For
ABBOTT LABORATORIES	ABT	002824100	4/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS.	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL - PAY-FOR-SUPERIOR-PERFORMANCE	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL - POLITICAL CONTRIBUTIONS	Shareholder	Y	Against	For
				"SHAREHOLDER PROPOSAL - THE ROLES OF CHAIR AND CEO".	Shareholder	Y	Against	For
MARRIOTT INTERNATIONAL-CL A	MAR	571903202	4/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS PRINCIPAL INDEPENDENT AUDITOR.	Issuer	Y	For	For
				APPROVAL OF AMENDMENTS TO THE CHARTER TO DECLASSIFY THE BOARD OF DIRECTORS AND ESTABLISH ANNUAL ELECTION OF ALL DIRECTORS.	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL TO REQUIRE ELECTION OF DIRECTORS BY A MAJORITY OF VOTES CAST AT AN ANNUAL MEETING.	Shareholder	Y	For	For
MOTOROLA INC	MOT	620076109	5/1/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				ADOPTION OF THE MOTOROLA OMNIBUS INCENTIVE PLAN OF 2006	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL RE: REDEEM OR VOTE POISON PILL	Shareholder	Y	Against	For
ZIMMER HOLDINGS INC	ZMH	98956P102	5/1/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF ZIMMER HOLDINGS, INC. 2006 STOCK INCENTIVE PLAN	Issuer	Y	For	For
				AUDITOR RATIFICATION	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL TO ELECT EACH DIRECTOR ANNUALLY	Shareholder	Y	For	Against
BOEING CO	BA	097023105	5/1/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				ADOPT MANAGEMENT PROPOSAL TO APPROVE THE BOEING COMPANY ELECTED OFFICER ANNUAL INCENTIVE PLAN.	Issuer	Y	For	For
				ADOPT MANAGEMENT PROPOSAL TO APPROVE AMENDMENT OF THE BOEING COMPANY 2003 INCENTIVE STOCK PLAN.	Issuer	Y	For	For
				ADOPT MANAGEMENT PROPOSAL TO ELIMINATE CERTAIN SUPERMAJORITY VOTE REQUIREMENTS.	Issuer	Y	For	For
				ADVISE ON APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS.	Issuer	Y	For	For
				ADOPT HUMAN RIGHTS POLICIES.	Shareholder	Y	Against	For
				PREPARE A REPORT ON MILITARY CONTRACTS.	Shareholder	Y	Against	For
				PREPARE A REPORT ON CHARITABLE CONTRIBUTIONS.	Shareholder	Y	Against	For
				ADOPT MAJORITY VOTING FOR DIRECTOR ELECTIONS.	Shareholder	Y	Against	For
				REQUIRE AN INDEPENDENT BOARD CHAIRMAN.	Shareholder	Y	Against	For
UNITEDHEALTH GROUP INC	UNH	91324P102	5/2/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACOUNTING FIRM FOR FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL CONCERNING DIRECTOR ELECTION MAJORITY VOTE STANDARD	Shareholder	Y	Against	For
RAYTHEON COMPANY	RTN	755111507	5/3/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF INDEPENDENT AUDITORS	Issuer	Y	For	For
				TERMS OF PERFORMANCE AWARDS UNDER LONG-TERM PERFORMANCE PLAN	Issuer	Y	For	For
				MAJORITY VOTING FOR DIRECTORS	Shareholder	Y	Against	For
				CUMULATIVE VOTING	Shareholder	Y	Against	For
				SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN	Shareholder	Y	Against	For
				INDEPENDENT BOARD CHAIRMAN	Shareholder	Y	Against	For
PEPSICO INC	PEP	713448108	5/3/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL - POLITICAL CONTRIBUTIONS (PROXY STATEMENT P. 23)	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL - CHARITABLE CONTRIBUTIONS (PROXY STATEMENT P. 24)	Shareholder	Y	Against	For
ST PAUL TRAVELERS COS INC/TH	STA	792860108	5/3/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS ST. PAUL TRAVELERS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL RELATING TO THE VOTE REQUIRED TO ELECT DIRECTORS.	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS.	Shareholder	Y	Against	For
DEUTSCHE TELEKOM AG-SPON ADR	DT	251566105	5/3/2006	THE APPROPRIATION OF NET INCOME	Issuer	Y	For	For
				THE APPROVAL OF THE ACTIONS OF THE MEMBERS OF THE BOARD OF MANAGEMENT FOR THE 2005 FINANCIAL YEAR.	Issuer	Y	For	For
				THE APPROVAL OF THE ACTIONS OF THE MEMBERS OF THE SUPERVISORY BOARD FOR THE 2005 FINANCIAL YEAR.	Issuer	Y	For	For
				THE APPOINTMENT OF THE INDEPENDENT AUDITOR AND THE GROUP AUDITOR FOR THE 2006 FINANCIAL YEAR.	Issuer	Y	For	For
				AUTHORIZING THE CORPORATION TO PURCHASE AND USE ITS OWN SHARES INCLUDING USE WITH THE EXCLUSION OF SUBSCRIPTION RIGHTS.	Issuer	Y	For	For
				THE CREATION OF AUTHORIZED CAPITAL 2006 FOR CASH AND/OR NON-CASH CONTRIBUTIONS.	Issuer	Y	For	For
				APPROVAL OF THE SPLIT-OFF AND SHARE TRANSFER AGREEMENT WITH T-SYSTEMS BUSINESS SERVICES GMBH.	Issuer	Y	For	For
				THE APPROVAL OF THE CONTROL AND PROFIT AND LOSS TRANSFER AGREEMENT WITH SCS PERSONALBERATUNG GMBH.	Issuer	Y	For	For
				HE APPROVAL OF THE CONTROL AND PROFIT AND LOSS TRANSFER AGREEMENT WITH CASPAR TELEKOMMUNIKATIONSDIENSTE GMBH.	Issuer	Y	For	For
				THE APPROVAL OF THE CONTROL AND PROFIT AND LOSS TRANSFER AGREEMENT WITH MELCHIOR TELEKOMMUNIKATIONSDIENSTE GMBH.	Issuer	Y	For	For
				THE APPROVAL OF THE CONTROL AND PROFIT AND LOSS TRANSFER AGREEMENT WITH BALTHASAR TELEKOMMUNIKATIONSDIENSTE GMBH.	Issuer	Y	For	For
				APPROVAL OF THE CONTROL AGREEMENT WITH T-COM INNOVATIONSGESELLSCHAFT MBH.	Issuer	Y	For	For
				THE AMENDMENT OF SECTIONS 14 (2) AND (16) OF THE ARTICLES OF INCORPORATION.	Issuer	Y	For	For
				DIRECTOR ELECTION	Issuer	Y	For	For
VERIZON COMMUNICATIONS INC	VZ	92343V104	5/4/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED ACCOUNTING FIRM	Issuer	Y	For	For
				CUMULATIVE VOTING	Shareholder	Y	Against	For
				MAJORITY VOTE REQUIRED FOR ELECTION OF DIRECTORS	Shareholder	Y	Against	For
				COMPOSITION OF BOARD OF DIRECTORS	Shareholder	Y	Against	For
				DIRECTORS ON COMMON BOARDS	Shareholder	Y	For	Against
				SEPARATE CHAIRMAN AND CEO	Shareholder	Y	Against	For
				PERFORMANCE-BASED EQUITY COMPENSATION	Shareholder	Y	Against	For
				DISCLOSURE OF POLITICAL CONTRIBUTIONS	Shareholder	Y	Against	For
QUEST DIAGNOSTICS	DGX	74834L100	5/4/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.	Issuer	Y	For	For
				PROPOSAL TO APPROVE AN AMENDMENT TO THE CHARTER TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK TO 600 MILLION.	Issuer	Y	For	For
				PROPOSAL TO APPROVE THE AMENDED EMPLOYEE STOCK PURCHASE PLAN.	Issuer	Y	For	For
TEVA PHARMACEUTICAL-SP ADR	TEVA	881624209	5/4/2006	TO RECEIVE AND DISCUSS THE COMPANY'S CONSOLIDATED BALANCE SHEET AS OF DECEMBER 31, 2005 AND THE CONSOLIDATED STATEMENTS OF INCOME FOR THE YEAR THEN ENDED.	Issuer	Y	For	For
				TO APPROVE THE BOARD OF DIRECTORS' RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2005 BE DECLARED FINAL.	Issuer	Y	For	For
				TO APPOINT PROF. GABRIELA SHALEV AS A STATUTORY INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM OF THREE YEARS.	Issuer	Y	For	For
				TO ELECT THE FOLLOWING DIRECTOR TO SERVE FOR A THREE-YEAR TERM: DR. PHILLIP FROST	Issuer	Y	For	For
				TO ELECT THE FOLLOWING DIRECTOR TO SERVE FOR A THREE-YEAR TERM: CARLO SALVI	Issuer	Y	For	For
				TO ELECT THE FOLLOWING DIRECTOR TO SERVE FOR A THREE-YEAR TERM: DAVID SHAMIR	Issuer	Y	For	For
				TO APPROVE THE PURCHASE OF DIRECTOR'S AND OFFICER'S LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY.	Issuer	Y	For	For
				TO APPROVE AN AMENDMENT TO SECTION 60(E) OF THE COMPANY'S ARTICLES OF ASSOCIATION.	Issuer	Y	For	For
				TO APPROVE AN INCREASE IN THE REMUNERATION PAID TO THE DIRECTORS OF THE COMPANY (OTHER THAN THE CHAIRMAN OF THE BOARD).	Issuer	Y	For	For
				TO APPOINT KESSELMAN & KESSELMAN, AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND DETERMINE THEIR COMPENSATION.	Issuer	Y	For	For
EMC CORP/MASS	EMC	268648102	5/4/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF PRICEWATERHOUSECOOPERS LLP AS EMC'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
				TO ACT UPON A SHAREHOLDER PROPOSAL RELATING TO ELECTION OF DIRECTORS BY MAJORITY VOTE, AS DESCRIBED IN EMC'S PROXY STATEMENT.	Shareholder	Y	Against	For
				TO ACT UPON A SHAREHOLDER PROPOSAL RELATING TO PAY-FOR-SUPERIOR- PERFORMANCE, AS DESCRIBED IN EMC'S PROXY STATEMENT.	Shareholder	Y	Against	For
				TO ACT UPON A SHAREHOLDER PROPOSAL RELATING TO ANNUAL ELECTIONS OF DIRECTORS, AS DESCRIBED IN EMC'S PROXY STATEMENT.	Shareholder	Y	For	Against
				TO ACT UPON A SHAREHOLDER PROPOSAL RELATING TO EMC'S AUDIT COMMITTEE, AS DESCRIBED IN EMC'S PROXY STATEMENT.	Shareholder	Y	Against	For
COOPER CAMERON CORP-W/I	CAM	216640102	5/5/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2006.	Issuer	Y	For	For
				VOTE ON CHANGE OF COMPANY'S NAME AND CHANGE IN THE CERTIFICATE OF INCORPORATION.	Issuer	Y	For	For
				VOTE ON AMENDMENT TO 2005 EQUITY INCENTIVE PLAN.	Issuer	Y	For	For
OCCIDENTAL PETROLEUM CORP	OXY	674599105	5/5/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				THE RATIFICATION OF THE SELECTION OF KPMG AS INDEPENDENT AUDITORS.	Issuer	Y	For	For
				APPROVAL OF INCREASE IN AUTHORIZED CAPITAL STOCK.	Issuer	Y	For	For
				LIMIT ON EXECUTIVE COMPENSATION.	Shareholder	Y	Against	For
				SCIENTIFIC REPORT ON GLOBAL WARMING/COOLING.	Shareholder	Y	Against	For
				ELECTION OF DIRECTORS BY MAJORITY VOTE.	Shareholder	Y	Against	For
UNILEVER N V -NY SHARES	UN	904784709	5/8/2006	ADOPTION OF THE ANNUAL ACCOUNTS AND APPROPRIATION OF THE PROFIT FOR THE 2005 FINANCIAL YEAR.	Issuer	Y	For	For
				DISCHARGE OF THE EXECUTIVE DIRECTORS.	Issuer	Y	For	For
				DISCHARGE OF THE NON-EXECUTIVE DIRECTORS.	Issuer	Y	For	For
				SHARE EQUALIZATION.	Issuer	Y	For	For
				APPROVAL: SHARE EQUALIZATION	Issuer	Y	For	For
				ALTERATION III TO THE ARTICLES OF ASSOCIATION. BOARD OF NOMINATION PROCEDURE.	Issuer	Y	For	For
				ALIGNMENT OF DIVIDEND GENERATING CAPACITY AND DIVIDEND ENTITLEMENTS.	Issuer	Y	For	For
				DIRECTOR ELECTION	Issuer	Y	For	For
				REMUNERATION OF NON-EXECUTIVE DIRECTORS.	Issuer	Y	For	For
				APPOINTMENT OF AUDITORS CHARGED WITH THE AUDITING OF THE ANNUAL ACCOUNTS FOR THE 2006 FINANCIAL YEAR.	Issuer	Y	For	For
				DESIGNATION OF THE BOARD OF DIRECTORS AS THE COMPANY BODY AUTHORIZED IN RESPECT OF THE ISSUE OF SHARES IN THE COMPANY.	Issuer	Y	For	For
				AUTHORIZATION OF THE BOARD OF DIRECTORS TO PURCHASE SHARES IN THE COMPANY AND DEPOSITARY RECEIPTS THEREFOR.	Issuer	Y	For	For
BOSTON SCIENTIFIC CORP	BSX	101137107	5/9/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				ELECTION OF DIRECTOR: NANCY-ANN DEPARLE	Issuer	Y	For	For
				ELECTION OF DIRECTOR: KRISTINA M. JOHNSON, PH.D.	Issuer	Y	For	For
				RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.	Issuer	Y	For	For
				TO APPROVE THE BOSTON SCIENTIFIC CORPORATION 2006 GLOBAL EMPLOYEE STOCK OWNERSHIP PLAN	Issuer	Y	For	For
CUMMINS INC	CMI	231021106	5/9/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLC AS AUDITORS FOR THE YEAR 2006.	Issuer	Y	For	For
3M CO	MMM	88579Y101	5/9/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS 3M'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Y	For	For
				PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO AUTHORIZE THE ANNUAL ELECTION OF DIRECTORS	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL REGARDING 3M'S ANIMAL WELFARE POLICY	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL REGARDING 3M'S BUSINESS OPERATIONS IN CHINA	Shareholder	Y	Against	For
ENSCO INTERNATIONAL INC	ESV	26874Q100	5/9/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR 2006.	Issuer	Y	For	For
WEATHERFORD INTL LTD	WFT	2962421	5/9/2006	DIRECTOR ELECTION	Issuer	Y	For	For

APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (WHICH CONSTITUTES THE AUDITORS FOR PURPOSES OF BERMUDA LAW) FOR THE YEAR ENDING DECEMBER 31, 2006, AND AUTHORIZATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET ERNST & YOUNG LLP'S REMUNERATION.

					Issuer	Y	For	For
				APPROVAL OF THE WEATHERFORD INTERNATION LTD. 2006 OMNIBUS INCENTIVE PLAN.	Issuer	Y	For	For

APPROVAL OF AN INCREASE IN THE COMPANY'S AUTHORIZED SHARE CAPITAL FROM $510,000,000, CONSISTING OF 500,000,000 COMMON SHARES AND 10,000,000 PREFERENCE SHARES, TO $1,010,000,000, BY THE CREATION OF 500,000,000 ADDITIONAL COMMON SHARES.

					Issuer	Y	For	For
ZWEIG FUND INC	ZF	989834106	5/9/2006	DIRECTOR ELECTION	Issuer	Y	For	For
INFOSPACE INC	INSP	45678T201	5/8/2006	DIRECTOR ELECTION	Issuer	N
				PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006	Issuer	N
AMGEN INC	AMGN	031162100	5/10/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL #1 (STOCK RETENTION GUIDELINES).	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL #2 (EXECUTIVE COMPENSATION).	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL #3 (SHAREHOLDER RIGHTS PLANS).	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL #4 (ANIMAL WELFARE POLICY).	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL #5 (MAJORITY ELECTIONS).	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL #6 (CORPORATE POLITICAL CONTRIBUTIONS).	Shareholder	Y	For	For
CONOCOPHILLIPS	COP	20825C104	5/10/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006	Issuer	Y	For	For
				DRILLING IN SENSITIVE AREAS	Shareholder	Y	Against	For
				DIRECTOR ELECTION VOTE STANDARD	Shareholder	Y	Against	For
				SHAREHOLDER APPROVAL OF FUTURE EXTRAORDINARY RETIREMENT BENEFITS FOR SENIOR EXECUTIVES	Shareholder	Y	Against	For
				ENVIRONMENTAL ACCOUNTABILITY TO COMMUNITIES	Shareholder	Y	Against	For
				EQUITABLE COMPENSATION OF NON-EMPLOYEE DIRECTORS	Shareholder	Y	Against	For
GOOGLE INC-CL A	GOOG	38259P508	5/11/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF GOOGLE INC. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
				APPROVAL OF AN AMENDMENT TO GOOGLE'S 2004 STOCK PLAN TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CLASS A COMMON STOCK ISSUABLE UNDER THE 2004 STOCK PLAN FROM 13,431,660 TO 17,931,660.	Issuer	Y	For	For

STOCKHOLDER PROPOSAL TO REQUEST THAT THE BOARD OF DIRECTORS TAKE THE STEPS THAT MAY BE NECESSARY TO ADOPT A RECAPITALIZATION PLAN THAT WOULD PROVIDE FOR ALL OF THE COMPANY'S OUTSTANDING STOCK TO HAVE ONE VOTE PER SHARE.

					Shareholder	Y	Against	For
FORD MOTOR CO	F	345370860	5/11/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Y	For	For
				RELATING TO DISCLOSURE OF OFFICERS' COMPENSATION	Shareholder	Y	Against	For
				RELATING TO THE COMPANY REPORTING ON CAFE LOBBYING EFFORTS.	Shareholder	Y	Against	For
				RELATING TO ADOPTION OF CUMULATIVE VOTING FOR THE ELECTION OF DIRECTORS.	Shareholder	Y	Against	For
				RELATING TO TYING EXECUTIVE COMPENSATION TO A REDUCTION OF LIFETIME PRODUCT GREENHOUSE GAS EMISSIONS.	Shareholder	Y	Against	For
				RELATING TO CONSIDERATION OF A RECAPITALIZATION PLAN TO PROVIDE THAT ALL COMPANY STOCK HAVE ONE VOTE PER SHARE.	Shareholder	Y	Against	For
				RELATING TO PUBLISHING A REPORT ON GLOBAL WARMING/COOLING.	Shareholder	Y	Against	For
				RELATING TO THE COMPANY REMOVING REFERENCES TO SEXUAL ORIENTATION FROM ITS EQUAL EMPLOYMENT POLICIES.	Shareholder	Y	Against	For
				RELATING TO THE COMPANY REQUIRING THAT THE CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES, TITLES OR RESPONSIBILITIES.	Shareholder	Y	Against	For
PULTE HOMES INC	PHM	745867101	5/11/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS PULTE HOMES' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
				A SHAREHOLDER PROPOSAL REQUESTING THE ELECTION OF DIRECTORS BY A MAJORITY, RATHER THAN PLURALITY, VOTE.	Shareholder	Y	Against	For
				A SHAREHOLDER PROPOSAL REQUESTING THE DECLASSIFICATION OF THE BOARD OF DIRECTORS.	Shareholder	Y	Against	For
				A SHAREHOLDER PROPOSAL REQUESTING CUMULATIVE VOTING IN THE ELECTION OF DIRECTORS.	Shareholder	Y	Against	For
				A SHAREHOLDER PROPOSAL REGARDING THE USE OF PERFORMANCE-BASED OPTIONS	Shareholder	Y	Against	For
ANADARKO PETROLEUM CORP	APC	032511107	5/11/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION	Issuer	Y	For	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR.	Issuer	Y	For	For
TRANSOCEAN INC	RIG	2821287 US	5/11/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.	Issuer	Y	For	For
GRANT PRIDECO INC	GRP	38821G101	5/10/2006	DIRECTOR ELECTION	Issuer	N
				APPROVAL OF THE 2006 GRANT PRIDECO LONG-TERM INCENTIVE PLAN.	Issuer	N
				APPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE CRITERIA FOR PERFORMANCE AWARDS LETTER UNDER THE 2006 GRANT PRIDECO LONG-TERM INCENTIVE PLAN.	Issuer	N
GABELLI GLOBAL UTIL & INCOME	GLU	36242L105	5/15/2006	DIRECTOR ELECTION	Issuer	Y	For	For
GABELLI DIVIDEND & INCOME TR	GDV	36242H104	5/15/2006	DIRECTOR ELECTION	Issuer	Y	For	For
ALLSTATE CORP	ALL	020002101	5/16/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2006.	Issuer	Y	For	For
				APPROVAL OF THE AMENDED AND RESTATED 2001 EQUITY INCENTIVE PLAN.	Issuer	Y	For	For
				APPROVAL OF THE 2006 EQUITY COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS.	Issuer	Y	For	For
				PROVIDE FOR DIRECTOR ELECTION MAJORITY VOTE STANDARD.	Shareholder	Y	Against	For
				PROVIDE FOR SIMPLE MAJORITY VOTE.	Shareholder	Y	Against	For
INTEL CORP	INTC	458140100	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				AMENDMENT OF THE SECOND RESTATED CERTIFICATE OF INCORPORATION ("CERTIFICATE OF INCORPORATION") TO REPEAL ARTICLE 10 (THE "FAIR PRICE PROVISION")	Issuer	Y	For	For
				AMENDMENT OF THE CERTIFICATE OF INCORPORATION TO REPEAL ARTICLE 7 AND ARTICLE 12 (THE "SUPERMAJORITY VOTE PROVISIONS")	Issuer	Y	For	For
				RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR	Issuer	Y	For	For
				APPROVAL OF THE 2006 EQUITY INCENTIVE PLAN	Issuer	Y	For	For
				APPROVAL OF THE 2006 STOCK PURCHASE PLAN	Issuer	Y	For	For
AMERICAN TOWER CORP-CL A	AMT	029912201	5/11/2006	DIRECTOR ELECTION	Issuer	N
				RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.	Issuer	N
UNUMPROVIDENT CORP	UNM	91529Y106	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL RE: ESTABLISHING AN ENGAGEMENT PROCESS FOLLOWING A MAJORITY VOTE (WITHOUT GIVING EFFECT TO BROKER NON-VOTES AND ABSTENTIONS) BY STOCKHOLDERS ON A STOCKHOLDER PROPOSAL.	Shareholder	Y	Against	For
US AIRWAYS GROUP INC	LCC	90341W108	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFY THE APPOINTMENT OF KPMG LLP TO SERVE AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
AMERICAN INTERNATIONAL GROUP	AIG	026874107	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.	Issuer	Y	For	For
				ADOPTION OF AN EXECUTIVE INCENTIVE PLAN.	Issuer	Y	For	For
SEAGATE TECHNOLOGY	STX	G7945J104	5/17/2006

PROPOSAL TO APPROVE THE ISSUANCE OF SEAGATE COMMON SHARES PURSUANT TO THE AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 20, 2005 (AS AMENDED, SUPPLEMENTED OR MODIFIED FROM TIME TO TIME, THE "MERGER AGREEMENT") BY AND AMONG SEAGATE TECHNOLOGY, MD MERGER CORPORATION AND MAXTOR CORPORATION

					Issuer	Y	For	For

PROPOSAL TO APPROVE ADJOURNMENT OF THE EXTRAORDINARY GENERAL MEETING TO A LATER DATE OR DATES, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE EXTRAORDINARY GENERAL MEETING TO APPROVE THE ISSUANCE OF SEAGATE COMMON SHARES IN THE MERGER.

					Issuer	Y	For	For
SOUTHWEST AIRLINES CO	LUV	844741108	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVE AN AMENDMENT TO THE COMPANY'S EMPLOYEE STOCK PURCHASE PLAN AS ADOPTED BY THE BOARD OF DIRECTORS OF THE COMPANY.	Issuer	Y	For	For
				RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
				TAKE ACTION ON A SHAREHOLDER PROPOSAL, IF THE PROPOSAL IS PRESENTED AT THE MEETING.	Shareholder	Y	Against	For
MOLSON COORS BREWING CO -B	TAP	60871R209	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
NATIONAL OILWELL VARCO INC	NOV	637071101	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF INDEPENDENT AUDITORS.	Issuer	Y	For	For
AMR CORP	AMR	001765106	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE YEAR 2006.	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL RELATING TO TERM LIMITS FOR NON-EMPLOYEE DIRECTORS.	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL RELATING TO A DIRECTOR ELECTION VOTE THRESHOLD.	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL RELATING TO AN INDEPENDENT BOARD CHAIRMAN.	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL RELATING TO CUMULATIVE VOTING.	Shareholder	Y	Against	For
HALLIBURTON CO	HAL	406216101	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL FOR RATIFICATION OF THE SELECTION OF AUDITORS.	Issuer	Y	For	For
				PROPOSAL TO AMEND CERTIFICATE OF INCORPORATION.	Issuer	Y	For	For
				PROPOSAL ON SEVERANCE AGREEMENTS.	Issuer	Y	For	For
				PROPOSAL ON HUMAN RIGHTS REVIEW.	Shareholder	Y	Against	For
				PROPOSAL ON DIRECTOR ELECTION VOTE THRESHOLD.	Shareholder	Y	Against	For
				PROPOSAL ON POISON PILL.	Shareholder	Y	Against	For
NORTHROP GRUMMAN CORP	NOC	666807102	5/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.	Issuer	Y	For	For
				PROPOSAL TO AMEND THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE SUPER MAJORITY VOTE REQUIREMENT.	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL REGARDING AN INDEPENDENT BOARD CHAIRMAN.	Shareholder	Y	Against	For
TIFFANY & CO	TIF	886547108	5/18/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPROVAL OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY'S FISCAL 2006 FINANCIAL STATEMENTS.	Issuer	Y	For	For
				APPROVAL OF AN AMENDMENT TO THE 2005 EMPLOYEE INCENTIVE PLAN TO INCLUDE ADDITIONAL LIMITS ON AWARDS THAT MAY BE MADE THEREUNDER.	Issuer	Y	For	For
CHESAPEAKE ENERGY CORP	CHK	165167107	6/9/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO APPROVE AN AMENDMENT TO OUR CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK.	Issuer	Y	For	For
				TO APPROVE AN AMENDMENT TO THE CHESAPEAKE ENERGY CORPORATION LONG TERM INCENTIVE PLAN.	Issuer	Y	For	For
TIME WARNER INC	TWX	887317105	5/19/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF AUDITORS.	Issuer	Y	For	For
				APPROVAL OF TIME WARNER INC. 2006 STOCK INCENTIVE PLAN.	Issuer	Y	For	For
				STOCKHOLDER PROPOSAL REGARDING SIMPLE MAJORITY VOTE.	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL REGARDING SEPARATION OF ROLES OF CHAIRMAN AND CEO.	Shareholder	Y	Against	For
				STOCKHOLDER PROPOSAL REGARDING CODE OF VENDOR CONDUCT.	Shareholder	Y	Against	For
GLOBALSANTAFE CORP	GSF	2016180	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For

AMEND THE COMPANY'S AMENDED AND RESTATED ARTICLES OF ASSOCIATION, AS AMENDED TO DATE; TO PROVIDE THAT THE ISSUANCE OF PREFERENCE SHARES IS NOT A VARIATION OF THE RIGHTS OF THE HOLDERS OF ORDINARY SHARES AND TO MAKE A RELATED CLARIFYING CHANGE, AND AMEND THE COMPANY'S AMENDED AND RESTATED MEMORANDUM OF ASSOCIATION TO MAKE A RELATED CLARIFYING CHANGE.

					Issuer	Y	For	For
				AMEND THE EXISTING ARTICLES OF ASSOCIATION TO INCREASE THE COMPANY'S FLEXIBILITY IN REPURCHASING ITS SHARES.	Issuer	Y	For	For
				AMEND THE EXISTING ARTICLES OF ASSOCIATION TO DELETE OBSOLETE PROVISIONS RELATING TO KUWAIT PETROLEUM CORPORATION AND ITS AFFILIATES.	Issuer	Y	For	For
				AMEND THE EXISTING MEMORANDUM OF ASSOCIATION AND THE EXISTING ARTICLES OF ASSOCIATION TO CLARIFY, UPDATE AND MAKE MINOR CHANGES TO CERTAIN PROVISIONS.	Issuer	Y	For	For
				AMEND AND RESTATE THE EXISTING MEMORANDUM OF ASSOCIATION AND THE EXISTING ARTICLES OF ASSOCIATION TO INCORPORATE ALL PREVIOUS AMENDMENTS THERETO.	Issuer	Y	For	For
				PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
S&P QUAL RANK GL EQ MGD TRST	BQY	09250D109	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
BLACKROCK HEALTH SCIENCES TR	BME	09250W107	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
BLACKROCK GLOBAL ENRG & RES	BGR	09250U101	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
BLACKROCK STRAT DVD ACHV TRS	BDT	09249Y107	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
DIAMOND OFFSHORE DRILLING	DO	25271C102	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR FISCAL YEAR 2006.	Issuer	Y	For	For
AKAMAI TECHNOLOGIES	AKAM	00971T101	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO APPROVE ADOPTION OF THE AKAMAI TECHNOLOGIES, INC. 2006 STOCK INCENTIVE PLAN.	Issuer	Y	For	For
				TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT AUDITORS OF AKAMAI FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
AIRTRAN HOLDINGS INC	AAI	00949P108	5/24/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO AMEND THE COMPANY'S 2002 FIRST AMENDED AND RESTATED LONG-TERM INCENTIVE COMPENSATION PLAN.	Issuer	Y	For	For
HOME DEPOT INC	HD	437076102	5/25/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2006.	Issuer	Y	For	For
				SHAREHOLDER PROPOSAL REGARDING COMMITTEE REPORT.	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL REGARDING EMPLOYMENT DIVERSITY REPORT DISCLOSURE.	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL REGARDING CHAIRMAN AND CEO.	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL REGARDING METHOD OF VOTING FOR DIRECTORS.	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL REGARDING RETIREMENT BENEFITS.	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS.	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL REGARDING GOVERNING DOCUMENTS.	Shareholder	Y	Against	For
				SHAREHOLDER PROPOSAL REGARDING POLITICAL NONPARTISANSHIP.	Shareholder	Y	Against	For
SANDISK CORP	SNDK	80004C101	5/25/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO APPROVE AMENDMENTS TO THE COMPANY'S 2005 INCENTIVE PLAN.	Issuer	Y	For	For
				TO APPROVE AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION, INCREASING THE AUTHORIZED AMOUNT OF COMMON STOCK FROM 400,000,000 SHARES TO 800,000,000 SHARES.	Issuer	Y	For	For
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
PETROCHINA CO LTD -ADR	PTR	71646E100	5/26/2006	TO CONSIDER AND APPROVE THE REPORT OF THE BOARD OF DIRECTORS OF THE COMPANY FOR THE YEAR 2005.	Issuer	Y	Abstain	For
				TO CONSIDER AND APPROVE THE REPORT OF THE SUPERVISORY COMMITTEE OF THE COMPANY FOR THE YEAR 2005.	Issuer	Y	Abstain	For
				TO CONSIDER AND APPROVE THE AUDITED FINANCIAL STATEMENTS OF THE COMPANY FOR THE YEAR 2005	Issuer	Y	Abstain	For
				TO CONSIDER AND APPROVE THE DECLARATION AND PAYMENT OF A FINAL DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2005.	Issuer	Y	Abstain	For
				APPROVE THE AUTHORISATION OF THE BOARD OF DIRECTORS TO DETERMINE THE DISTRIBUTION OF INTERIM DIVIDEND FOR THE YEAR 2006.	Issuer	Y	Abstain	For

APPOINTMENT OF PRICEWATERHOUSECOOPERS, AS THE INTERNATIONAL AUDITORS OF THE COMPANY AND PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS COMPANY LIMITED, AS THE DOMESTIC AUDITORS OF THE COMPANY, FOR THE YEAR 2006 AND TO FIX THEIR REMUNERATION.

					Issuer	Y	Abstain	For
				TO CONSIDER AND APPROVE THE RE-ELECTION OF MR. ZHENG HU AS A DIRECTOR OF THE COMPANY.	Issuer	Y	Abstain	For
				TO CONSIDER AND APPROVE THE RE-ELECTION OF MR. FRANCO BERNABE AS AN INDEPENDENT NON-EXECUTIVE DIRECTOR OF THE COMPANY.	Issuer	Y	Abstain	For
				AUTHORISE THE BOARD OF DIRECTORS TO ISSUE ALLOT AND DEAL WITH ADDITIONAL DOMESTIC SHARES AND OVERSEAS LISTED FOREIGN SHARES.	Issuer	Y	Abstain	For
				TO CONSIDER AND APPROVE OTHER MATTERS IF ANY.	Issuer	Y	Abstain	For
VERISIGN INC	VRSN	92343E102	5/26/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO APPROVE OUR 2006 EQUITY INCENTIVE PLAN.	Issuer	Y	For	For
				PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
SANOFI-AVENTIS-ADR	SNY	80105N105	5/31/2006	APPROVAL OF THE INDIVIDUAL COMPANY FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2005	Issuer	Y	For	For
				APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2005	Issuer	Y	For	For
				APPROPRIATION OF PROFITS; DECLARATION OF DIVIDEND	Issuer	Y	For	For
				APPROVAL OF TRANSACTIONS COVERED BY THE STATUTORY AUDITORS' SPECIAL REPORT PREPARED IN ACCORDANCE WITH ARTICLE L.225-40 OF THE COMMERCIAL CODE	Issuer	Y	For	For
				REAPPOINTMENT OF A DIRECTOR	Issuer	Y	For	For
				APPOINTMENT OF A DIRECTOR	Issuer	Y	For	For
				REAPPOINTMENT OF A STATUTORY AUDITOR	Issuer	Y	For	For
				APPOINTMENT OF A DEPUTY STATUTORY AUDITOR	Issuer	Y	For	For
				DIRECTORS' ATTENDANCE FEES	Issuer	Y	For	For
				AUTHORIZATION TO THE BOARD OF DIRECTORS TO CARRY OUT TRANSACTIONS IN SHARES ISSUED BY THE COMPANY	Issuer	Y	For	For
				REVIEW AND APPROVAL OF THE MERGER OF RHONE COOPER INTO SANOFI-AVENTIS - APPROVAL OF THE CONSIDERATION FOR THE MERGER AND OF THE RESULTING CAPITAL INCREASE	Issuer	Y	For	For
				APPROPRIATION OF MERGER PREMIUM	Issuer	Y	For	For
				FORMAL RECORDING OF FINAL COMPLETION OF THE MERGER ON MAY 31, 2006 AND OF THE RESULTING CAPITAL INCREASE	Issuer	Y	For	For
				AMENDMENT TO ARTICLE 6 OF THE BYLAWS AFTER THE CAPITAL INCREASE	Issuer	Y	For	For
				AMENDMENT TO ARTICLES 12 AND 16 OF THE BYLAWS	Issuer	Y	For	For
				POWERS	Issuer	Y	For	For
RENAISSANCERE HOLDINGS LTD	RNR	G7496G103	5/31/2006	DIRECTOR ELECTION	Issuer	Y	For	For

TO APPOINT THE FIRM OF ERNST & YOUNG, INDEPENDENT AUDITORS, TO SERVE AS OUR INDEPENDENT AUDITORS FOR THE 2006 FISCAL YEAR UNTIL OUR 2007 ANNUAL GENERAL MEETING, AND TO REFER THE DETERMINATION OF THE AUDITORS' REMUNERATION TO THE BOARD.

					Issuer	Y	For	For
EXXON MOBIL CORP	XOM	30231G102	5/31/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF INDEPENDENT AUDITORS (PAGE 32)	Issuer	Y	For	For
				CUMULATIVE VOTING (PAGE 34)	Shareholder	Y	Against	For
				MAJORITY VOTE (PAGE 35)	Shareholder	Y	Against	For
				INDUSTRY EXPERIENCE (PAGE 37)	Shareholder	Y	Against	For
				DIRECTOR QUALIFICATIONS (PAGE 38)	Shareholder	Y	Against	For
				DIRECTOR COMPENSATION (PAGE 40)	Shareholder	Y	Against	For
				BOARD CHAIRMAN AND CEO (PAGE 41)	Shareholder	Y	Against	For
				EXECUTIVE COMPENSATION REPORT (PAGE 43)	Shareholder	Y	Against	For
				EXECUTIVE COMPENSATION CRITERIA (PAGE 45)	Shareholder	Y	Against	For
				POLITICAL CONTRIBUTIONS REPORT (PAGE 47)	Shareholder	Y	Against	For
				CORPORATE SPONSORSHIPS REPORT (PAGE 49)	Shareholder	Y	Against	For
				AMENDMENT OF EEO POLICY (PAGE 50)	Shareholder	Y	Against	For
				BIODIVERSITY IMPACT REPORT (PAGE 52)	Shareholder	Y	Against	For
				COMMUNITY ENVIRONMENTAL IMPACT (PAGE 53)	Shareholder	Y	Against	For
JAPAN EQUITY FUND	JEQ	471057109	6/1/2006	DIRECTOR ELECTION	Issuer	Y	For	For
WAL-MART STORES INC	WMT	931142103	6/2/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF INDEPENDENT ACCOUNTANTS.	Issuer	Y	For	For
				A SHAREHOLDER PROPOSAL REGARDING HUMANE POULTRY SLAUGHTER	Shareholder	Y	Against	For
				A SHAREHOLDER PROPOSAL REGARDING A POLITICAL CONTRIBUTIONS REPORT	Shareholder	Y	Against	For
				A SHAREHOLDER PROPOSAL REGARDING A DIRECTOR ELECTION MAJORITY VOTE STANDARD	Shareholder	Y	Against	For
				A SHAREHOLDER PROPOSAL REGARDING A SUSTAINABILITY REPORT	Shareholder	Y	Against	For
				A SHAREHOLDER PROPOSAL REGARDING COMPENSATION DISPARITY	Shareholder	Y	Against	For
				A SHAREHOLDER PROPOSAL REGARDING AN EQUITY COMPENSATION GLASS CEILING REPORT	Shareholder	Y	Against	For
NABORS INDUSTRIES LTD	NBR	2963372	6/6/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS AND TO AUTHORIZE THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET AUDITORS' REMUNERATION.	Issuer	Y	For	For
				MANAGEMENT PROPOSAL: APPROVAL OF THE COMPANY'S AMENDED AND RESTATED 2003 EMPLOYEE STOCK PLAN.	Issuer	Y	For	For
CONTINENTAL AIRLINES-CL B	CAL	210795308	6/6/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO AMEND THE AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED CLASS B COMMON STOCK	Issuer	Y	For	For
				PROPOSAL TO AMEND THE INCENTIVE PLAN 2000 TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK ISSUABLE UNDER THE PLAN	Issuer	Y	For	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS	Issuer	Y	For	For
				PROPOSAL OF STOCKHOLDER REGARDING POLITICAL ACTIVITIES	Shareholder	Y	Against	For
				PLEASE MARK "FOR" IF STOCK OWNED BENEFICIALLY BY YOU IS OWNED OR CONTROLLED BY PERSONS WHO ARE NOT U.S. CITIZENS (AS DEFINED IN THE PROXY STATEMENT)	N/A	N/A	N/A	N/A
REALNETWORKS INC	RNWK	75605L104	6/5/2006	DIRECTOR ELECTION	Issuer	N
				RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	N
DEVON ENERGY CORPORATION	DVN	25179M103	6/7/2006	DIRECTOR ELECTION	Issuer	N
				RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT AUDITORS FOR 2006	Issuer	N
				ADOPTION OF THE AMENDMENT TO THE DEVON ENERGY CORPORATION 2005 LONG-TERM INCENTIVE PLAN	Issuer	N
VITRIA TECHNOLOGY INC	VITR	92849Q401	6/16/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY THE SELECTION OF BDO SEIDMAN LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
LAUREATE EDUCATION INC	LAUR	518613104	6/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO APPROVE AND RATIFY AN AMENDMENT TO THE 2005 STOCK INCENTIVE PLAN, WHICH INCREASES THE NUMBER OF SHARES OF LAUREATE COMMON STOCK THAT MAY BE ISSUED THEREUNDER BY 4,000,000 SHARES.	Issuer	Y	For	For
				PROPOSAL TO APPROVE AND RATIFY THE LAUREATE EDUCATION, INC. 2006 EXECUTIVE ANNUAL INCENTIVE PLAN.	Issuer	Y	For	For
				PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF LAUREATE FOR THE YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For

YIELDQUEST FUND TRUST: TOTAL RETURN BOND FUND								Item 1
Investment Company Act file number: 811- 21771								Exhibit A2
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
High Income Opportunity Fund	HIO	42967Q105	2/22/2006	DIRECTOR ELECTION	Issuer	Y	For	For
John Hancock Pfd Income Fund III	HPS	41021P103	3/22/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				TO RATIFY SELECTION OF PWC AS THE FUND'S ACCOUNTANT	Issuer	Y	For	For
Nuveen Quality Preferred Income Fund	JTP	67071S101	3/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
Nuveen Preferred and Convertible Income Fund	JPC	67073B106	3/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
Nuveen Preferred and Convertible Income Fund 2	JQC	67073D102	3/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
ALLIANCE WORLD DOLLAR GVT FD	AWG	018796102	3/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
ALLIANCE WORLD DOLLAR GVT II	AWF	01879R106	3/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
FIRST TRUST/FIDAC MORTG INCM	FMY	33734E103	4/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
FIRST TRUST ABERDEEN GLOBAL	FAM	337319107	4/17/2006	DIRECTOR ELECTION	Issuer	Y	For	For
MUNIYIELD CALIFORNIA FUND	MYC	626296107	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
THORNBURG MORTGAGE INC	TMA	885218107	4/18/2006	DIRECTOR ELECTION	Issuer	Y	For	For
INTERMEDIATE MUNI FUND	SBI	45880P104	4/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
WESTERN ASSET INCOME FUND	PAI	95766T100	5/9/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				AMENDMENT TO THE FUND'S CERTIFICATE OF INCORPORATION TO ADD THE PROPOSED EXCULPATORY PROVISION.	Issuer	Y	For	For
WA/CLAY US TREAS INFL PROT 2	WIW	95766R104	5/15/2006	DIRECTOR ELECTION	Issuer	Y	For	For
WA/CLAY US TREAS INFL PROT	WIA	95766Q106	5/15/2006	DIRECTOR ELECTION	Issuer	Y	For	For
BLACKROCK INS MUNI INCOME TR	BYM	092479104	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
VAN KAMP PENN VAL MUNI INCOM	VPV	92112T108	6/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
VAN KAMPEN BOND FUND	VBF	920955101	6/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
MANAGED HIGH INCOME PT INC	MHY	56166C105	6/13/2006	DIRECTOR ELECTION	Issuer	Y	For	For
AMERICAN HOME MORTGAGE INVES	AHM	02660R107	6/13/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2006.	Issuer	Y	For	For
PUTNAM MASTER INTER INC TST	PIM	746909100	6/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO CONVERT THE FUND TO AN OPEN-END INVESTMENT COMPANY.	Issuer	Y	Against	For
PUTNAM INV GRADE MUNI TRUST	PGM	746805100	6/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO CONVERT THE FUND TO AN OPEN-END INVESTMENT COMPANY.	Issuer	Y	Against	For
PUTNAM PREMIER INCOME TRUST	PPT	746853100	6/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO CONVERT THE FUND TO AN OPEN-END INVESTMENT COMPANY.	Issuer	Y	Against	For
				SHAREHOLDER PROPOSAL TO REDUCE THE NUMBER OF TRUSTEES BY ONE-THIRD.	Shareholder	Y	Against	For
PUTNAM MANAGED MUNI INCM TRS	PMM	746823103	6/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For

YIELDQUEST FUND TRUST: TAX_EXEMPT BOND FUND								Item 1
Investment Company Act file number: 811- 21771								Exhibit A3
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
MUNICIPAL HIGH INCOME FUND	MHF	626214100	4/7/2006	DIRECTOR ELECTION	Issuer	Y	For	For
DREYFUS STRATEGIC MUNI BD FD	DSM	26202F107	5/18/2006	DIRECTOR ELECTION	Issuer	Y	For	For
MUNIYIELD CALIFORNIA FUND	MYC	626296107	4/27/2006	DIRECTOR ELECTION	Issuer	Y	For	For
INTERMEDIATE MUNI FUND	SBI	45880P104	4/28/2006	DIRECTOR ELECTION	Issuer	Y	For	For
SELIGMAN SELECT MUNICIPAL FD	SEL	816344105	5/15/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS AUDITORS.	Issuer	Y	For	For
DREYFUS STRATEGIC MUNICIPALS	LEO	261932107	5/18/2006	DIRECTOR ELECTION	Issuer	Y	For	For
BLACKROCK MUNI TARGET TR-06	BMN	09247M105	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
BLACKROCK CALIFORNIA MUN II	BCL	09249S100	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
BLACKROCK FLORIDA INSD MUNI	BAF	09250G102	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
BLACKROCK INS MUNI INCOME TR	BYM	092479104	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
BLACKROCK FL MUNI 2020 TERM	BFO	09250M109	5/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
CHARTERMAC	CHC	160908109	6/13/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				AUTHORIZED SHARES AMENDMENT PROPOSAL TO AMEND THE TRUST AGREEMENT TO PERMIT CHARTERMAC TO INCREASE THE NUMBER OF AUTHORIZED SHARES FROM 100,000,000 TO 160,000,000.	Issuer	Y	For	For

ANNUAL MEETING POSTPONEMENTS OR ADJOURNMENTS APPROVAL OF ANY POSTPONEMENTS OR ADJOURNMENTS OF THE ANNUAL MEETING, IF NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE MEETING TO APPROVE PROPOSALS 1 AND 2.

					Issuer	Y	For	For
VAN KAMP PENN VAL MUNI INCOM	VPV	92112T108	6/23/2006	DIRECTOR ELECTION	Issuer	Y	For	For
PUTNAM MANAGED MUNI INCM TRS	PMM	746823103	6/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
PUTNAM INV GRADE MUNI TRUST	PGM	746805100	6/29/2006	DIRECTOR ELECTION	Issuer	Y	For	For
				PROPOSAL TO CONVERT THE FUND TO AN OPEN-END INVESTMENT COMPANY.	Issuer	Y	Against	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           YIELDQUEST FUNDS TRUST

By (Signature and Title)*        /S/ Jay Chitnis

         Jay Chitnis, President

Date 8/23/06

* Print the name and title of each signing officer under his or her signature.